Income Tax - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate	25.00%	25.00%	25.50%
Significant losses in countries subject to tax holidays	$ 320	$ 131	$ 91
Effect of the tax benefits on basic earnings per share	$ 0.04	$ 0.13	$ 0.09
Maximum Percentage of Tax reduction from Tax holidays	100.00%
Legal inflationary index	0.76%
Deferred tax benefit (expense)	0	19
Unrecognized tax benefits	26
Foreign Subsidiaries And Corporate Joint Ventures [Member]
Operating Loss Carryforwards [Line Items]
Cumulative amount of distributable earnings	1,306
St Ericsson's [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets on tax loss carryforwards	$ 191